Employee Compensation Costs	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Disclosure Of Employee Compensation Costs Explanatory
8	EMPLOYEE COMPENSATION COSTS

	2019	2018	2017
	RMB	RMB	RMB
Wages, salaries and allowances	101,815	95,761	82,835
Social security costs	52,503	48,630	42,868

	154,318	144,391	125,703

Social security costs mainly represent contributions to plans for staff welfare organized by the PRC municipal and provincial governments and others including contributions to the retirement benefit plans (Note 33).